Investments in Affiliates - Operating Affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 1,370,943		$ 1,126,875
Equity in net income (loss) in operating affiliates	258,195		112,391		103,039
Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	328,871		281,677
Equity in net income (loss) in operating affiliates	119,804		53,887
Investee summarized data - total assets	3,569,335	[1]	15,417,241
Investee summarized data - total liabilities	1,981,453	[1]	14,229,060
Investee summarized data - total revenue (loss)	1,716,109	[1]	1,083,683
Investee summarized data - net income (loss)	836,037	[1]	332,197
Financial operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates			732
Equity in net income (loss) in operating affiliates			0
Investee summarized data - total assets			12,711,762	[1]
Investee summarized data - total liabilities			12,678,810	[1]
Investee summarized data - total revenue (loss)			20,467	[1]
Investee summarized data - net income (loss)			6,183	[1]
Other strategic operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	266,796		192,792
Equity in net income (loss) in operating affiliates	41,160		25,111
Investee summarized data - total assets	2,646,987	[1]	2,094,539	[1]
Investee summarized data - total liabilities	1,888,879	[1]	1,512,551	[1]
Investee summarized data - total revenue (loss)	902,522	[1]	698,665	[1]
Investee summarized data - net income (loss)	125,625	[1]	51,702	[1]
Investment manager affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	62,075		88,153	[2]
Equity in net income (loss) in operating affiliates	78,644		28,776	[2]
Investee summarized data - total assets	922,348	[1]	610,940	[1],[2]
Investee summarized data - total liabilities	92,574	[1]	37,699	[1],[2]
Investee summarized data - total revenue (loss)	813,587	[1]	364,551	[1],[2]
Investee summarized data - net income (loss)	$ 710,412	[1]	$ 274,312	[1],[2]

[1]	The Company generally records its operating affiliates on a three month lag. Estimated assets and liabilities are generally at September 30, 2013 and 2012, respectively.
[2]	During the years ended December 31, 2013 and 2012 the Company received distributions from its Investment Manager Affiliates of approximately $28.3 million and $58.3 million, respectively.